RESTRUCTURING AND ASSET IMPAIRMENTS (Tables)	12 Months Ended
Dec. 28, 2013
Restructuring and Related Activities [Abstract]
Summary of Restructuring Reserve Activity
A summary of the restructuring reserve activity from December 29, 2012 to December 28, 2013 is as follows (in millions):

	12/29/2012	Net Additions (Reversals)	Usage	Currency	12/28/2013
2013 Actions
Severance and related costs	$—	$178.0	$(26.7)	$3.5	$154.8
Asset impairments	—	18.7	(18.7)	—	—
Facility closures and other	—	27.1	(17.7)	0.4	9.8
Subtotal 2013 actions	—	223.8	(63.1)	3.9	164.6
Pre-2013 Actions
Severance and related costs	112.1	(48.7)	(46.0)	—	17.4
Facility closures and other	13.1	1.0	(2.3)	—	11.8
Subtotal Pre-2013 actions	125.2	(47.7)	(48.3)	—	29.2
Total	$125.2	$176.1	$(111.4)	$3.9	$193.8